Related party transactions - Year end balances with related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Due from related parties	¥ 353,711	¥ 497,274	¥ 97,889	¥ 115,239
Due to related parties	415,238	331,373	239,463	249,402
Alibaba Group and Tencent Group
Related party transactions
Due from related parties	93,668	81,496	45,162	66,641
Due to related parties	236,156	263,646	198,102	140,557
Others
Related party transactions
Due from related parties	260,043	415,778	52,727	48,598
Due to related parties	179,082	67,727	41,361	108,845
Investees
Related party transactions
Due from related parties	¥ 200,312	¥ 314,573	¥ 35,535	¥ 0